[Sketch of L. Roy Papp appears here]



                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                                 A No-Load Fund






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999









                                                     Managed by:
                                                     L. Roy Papp & Associates
                                                     6225 North 24th Street
                                                     Suite 150
                                                     Phoenix, AZ  85016
                                                     (602)956-1115 Local
                                                     (800)421-4004
                                                     E-mail: invest@roypapp.com
                                                     Web: http://www.roypapp.com

                       PAPP AMERICA-PACIFIC RIM FUND, INC.




Dear Fellow Shareholder:

Lingering doubts about the magnitude and timing of the economic recovery in Asia led to a fairly flat performance by our Fund for the first half of 1999. We were up 4.9% for the period ended June 30 which was a little less than the Morgan Stanley World Index which was up 8.5%. However, since inception on March 14, 1997 we were up 63.5% while the Morgan Stanley Index was up 53.3%.

With only a few exceptions, our companies, most of which do a substantial amount of business in Asia, reported good to excellent end of the year and first quarter 1999 earnings. We expect this trend to continue for the June, 1999 quarter and to date we have not been disappointed. We were disappointed, however, in that some of our smaller companies, despite fine earnings, were totally ignored by the marketplace. These included American Power Conversion, G&K Services, and Molex which were either flat or down for the six month period.

Of course we realize this will change one day because stock prices eventually rise along with earnings, so we have no intention of selling these stocks as long as they perform as anticipated.

The situation in Japan continues to improve although they are not out of the woods completely. Their government has intervened to keep the yen as low as possible against the dollar which helps their exports and makes their goods cheaper for the American consumer. This improving situation in Japan will aid the rest of Asia somewhat but, in truth, the industrialized Asian nations are pulling out of recession on their own without Japanese help.

We continue to believe that globalization and medical and electronic technology will be the driving forces in our economy for many more years. Companies like IBM, Intel, and Microsoft continue to provide us with tremendous technological advances. Most importantly, they have done so at ever lower costs which has provided a great deflationary factor never seen before. Consequently, we have full employment and a strong economy without inflation.

Our securities portfolio is structured with these factors in mind and we look forward to the future with a good deal of optimism.



                                                         Warmest regards,

                                                         /s/ L. Roy Papp

                                                         L. Roy Papp, Chairman
                                                         August 1, 1999


                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)
                                                                                           Number                   Market
                                 Common Stocks                                             of Shares                Value
--------------------------------------------------------------------------------       -------------          -------------------

INDUSTRIAL SERVICES (18.8%)
   Air Express International
      (Air freight forwarding)                                                              5,000                $       126,875
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                               21,000                        572,250
   G & K Services, Inc. Class A
      (Uniform rental service)                                                             16,500                        864,187
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                                     13,000                      1,126,125
                                                                                                               -----------------
                                                                                                                       2,689,437
                                                                                                               -----------------
COMPUTER EQUIPMENT (18.5%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and medical
      electronic equipment)                                                                 8,500                        854,250
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                                    18,800                      1,118,600
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                               2,000                        258,500
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)                                10,000                        403,750
                                                                                                               -----------------
                                                                                                                       2,635,100
                                                                                                               -----------------
FINANCIAL SERVICES (17.2%)
   American International Group
      (Major international insurance holding company)                                       8,000                        936,500
   General Electric Co.
      (Diversified financial and industrial company)                                        5,500                        621,500
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                           10,500                       896,438
                                                                                                               -----------------
                                                                                                                       2,454,438
                                                                                                               -----------------
ELECTRICAL EQUIPMENT (11.8%)
   American Power Conversion *
      (Leading producer of uninterruptible power supply products)                          48,000                        966,000
    Molex, Inc.
      (Supplier of interconnection products)                                               23,000                        724,500
                                                                                                               -----------------
                                                                                                                       1,690,500
                                                                                                               -----------------

*Non-income producing security.

The accompanying notes are an integral part of this financial statement.


                                       3

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                                                                           Number                   Market
                           Common Stocks (continued)                                      of Shares                 Value
--------------------------------------------------------------------------------       -------------          -------------------
MEDICAL PRODUCTS (10.2%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                                     11,000               $        856,625
   Stryker Corp.
      (Developer and manufacturer of surgical and medical devices)                         10,000                        601,250
                                                                                                               -----------------
                                                                                                                       1,457,875
                                                                                                               -----------------
PHARMACEUTICAL (9.0%)
   Eli Lilly and Co.
      (Prescription pharmaceuticals)                                                        7,500                        537,188
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                                        3,000                        329,250
   Warner-Lambert Company
      (Prescription pharmaceuticals)                                                        6,000                        416,250
                                                                                                               -----------------
                                                                                                                       1,282,688
                                                                                                               -----------------
RESTAURANTS (5.8%)
    McDonald's Corporation
      (Fast food restaurants and franchising)                                              20,000                        826,250
                                                                                                               -----------------

TELECOMMUNICATIONS (5.1%)
   L. M. Ericsson Telephone AB
      (Manufacturer of telecom systems and cellular handsets)                              19,000                        625,812
   Hong Kong Telecommunications Ltd.
      (International telecommunications services)                                           4,000                        107,750
                                                                                                               -----------------
                                                                                                                         733,562
                                                                                                               -----------------
CONSUMER PRODUCTS (2.0%)
   Mattel, Inc.
      (Toy manufacturer)                                                                   11,000                        290,813
                                                                                                               -----------------

SOFTWARE (1.0%)
    Microsoft Corporation*
       (Personal computer software)                                                         1,500                        135,281
                                                                                                               -----------------

TOTAL COMMON STOCKS - 99.4%                                                                                           14,195,944
CASH AND OTHER ASSETS, LESS LIABILITIES -  0.6%                                                                          103,186
                                                                                                               -----------------
NET ASSETS - 100.0%                                                                                               $   14,299,130
                                                                                                               =================

NET ASSET VALUE PER SHARE
(Based on 875,482 shares outstanding at June 30, 1999)                                                            $        16.33
                                                                                                               =================

*Non-income producing security.

The accompanying notes are an integral part of this financial statement.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

                                     ASSETS
Investment in securities at market value (original
   cost $9,132,760 at June 30, 1999 (Note 1)                                                      $   14,195,944
Cash                                                                                                      91,711
Dividends and interest receivable                                                                          7,887
Receivable for securities sold                                                                            33,186
                                                                                                  ---------------
         Total assets                                                                             $   14,328,728
                                                                                                  ==============

                                  LIABILITIES

Accrued expenses                                                                                  $       29,598
                                                                                                  ==============

                                   NET ASSETS

Paid-in capital                                                                                   $    9,767,006
Accumulated undistributed net realized loss
   on sale of investments                                                                               (424,492)
Accumulated undistributed net investment loss                                                           (106,568)
Net unrealized gain on investments                                                                     5,063,184
                                                                                                  ---------------
         Net assets applicable to Fund shares outstanding                                         $   14,299,130
                                                                                                  ==============

Fund shares outstanding                                                                                  875,482
                                                                                                  ==============

Net Asset Value Per Share (net assets/shares
   outstanding)                                                                                   $        16.33
                                                                                                  ==============




The accompanying notes are an integral part of this financial statement.



                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)
INVESTMENT INCOME:
   Dividends                                                                                      $       39,586
   Interest                                                                                                3,353
   Foreign taxes withheld                                                                                 (1,244)
                                                                                                  ---------------
            Total investment income                                                                       41,695
                                                                                                  ---------------

EXPENSES:
   Management fee (Note 3)                                                                                67,449
   Filing fees                                                                                            12,978
   Auditing fees                                                                                           8,000
   Legal fees                                                                                              4,711
   Custodial fees                                                                                          3,085
   Directors' attendance fees                                                                              1,800
   Transfer agent fees                                                                                     1,249
   Other fees                                                                                              2,264
                                                                                                  ---------------
            Total expenses                                                                               101,536
                                                                                                  ---------------

Less fees waived by adviser (Note 3)                                                                     (17,225)
                                                                                                  ---------------
            Net expenses                                                                                  84,311
                                                                                                  ---------------

Net investment loss                                                                                      (42,616)
                                                                                                  ---------------

REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Proceeds from sales of securities                                                                   2,464,815
   Cost of securities sold                                                                             2,578,992
                                                                                                  ---------------
   Net realized loss on securities sold                                                                 (114,177)
                                                                                                  ---------------

Net change in unrealized gain on investments                                                             829,999
                                                                                                  ---------------

Net realized and unrealized gain on investments                                                          715,822
                                                                                                  ---------------

Net increase in net assets resulting from operations                                              $      673,206
                                                                                                  ===============


The accompanying notes are an integral part of these financial statements.


                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 AND THE YEAR ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                                Six months ended                   Year ended
                                                                                  June 30, 1999                 December 31, 1998
                                                                                ----------------                 ---------------
FROM OPERATIONS:
   Net investment loss                                                           $      (42,616)                 $      (64,921)
   Net realized loss on securities sold                                                (114,177)                       (310,322)
   Net change in unrealized gain on investments                                         829,999                       3,833,105
                                                                                ----------------                 ---------------

            Increase in net assets resulting from
              operations                                                                673,206                       3,457,862
                                                                                ----------------                 ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                                      -                              -
   Net realized gain on securities sold                                                       -                              -
                                                                                ----------------                 ---------------

            Decrease in net assets resulting from
              distributions to shareholders                                                   -                              -
                                                                                ----------------                 ---------------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                       1,620,505                       4,267,258
   Net asset value of shares issued to shareholders
     in reinvestment of net investment income and
     net realized gain on securities sold                                                     -                              -
   Payments for redemption of shares                                                 (2,700,411)                     (6,760,679)

            Decrease in net assets resulting
              from shareholder transactions                                          (1,079,906)                     (2,493,421)
                                                                                ----------------                 ---------------

Total (decrease)/increase in net assets                                                (406,700)                        964,441

Net assets at beginning of the period                                                14,705,830                      13,741,389
                                                                                ----------------                 ---------------

Net assets at end of period                                                      $   14,299,130                   $  14,705,830
                                                                                ================                 ===============



The accompanying notes are an integral part of these financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are valued at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates (Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $17,225 and $21,864 was required in 1999 and 1998 respectively. The Fund incurred fees of $1,249 as of June 30, 1999 from the manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $250 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 1999 and the year ended December 31, 1998 investment transactions excluding short-term investments were as follows:


                                    1999                        1998
                             ------------------           --------------
Purchases at cost            $        1,360,599           $    1,908,840
Sales                                 2,464,815                4,544,223

(5)   CAPITAL SHARE TRANSACTIONS:

At June 30, 1999, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                 Proceeds             Shares
                                             --------------        -----------
Six months ended June 30, 1999
Shares issued                                $    1,620,505            106,636
Dividends and distributions reinvested                    -                  -
Shares redeemed                                  (2,700,411)          (175,929)
                                             --------------        -----------
            Net decrease                     $   (1,079,906)           (69,293)
                                             ==============        ===========

Period ended December 31, 1998
Shares issued                                $    4,267,258            320,978
Dividends and distributions reinvested                    -                  -
Shares redeemed                                  (6,760,679)          (511,920)
                                             --------------        -----------
            Net decrease                     $   (2,493,421)          (190,942)
                                             ==============        ===========



(6)   UNREALIZED APPRECIATION:

Unrealized appreciation of portfolio securities for both financial statement and federal income tax purposes is as follows:

                                                   1999               1998
                                             --------------      --------------
Market value                                 $   14,195,944      $   14,584,338
Original cost                                    (9,132,760)        (10,351,153)
                                             --------------      --------------
            Net unrealized appreciation      $    5,063,184      $    4,233,185
                                             ==============      ==============


As of June 30, 1999, gross unrealized gains on investments in which market value exceeded cost totaled $5,135,184 and gross unrealized losses on investments in which cost exceeded market value totaled $72,000.

As of December 31, 1998, gross unrealized gains on investments in which market value exceeded cost totaled $4,523,937 and gross unrealized losses on investments in which cost exceeded market value totaled $290,752.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the weighted average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the weighted average of the daily net assets of the Fund.

                                                    Six months ended          Year Ended            Period Ended
                                                        June 30,              December 31,          December 31,
                                                         1999                     1998                1997 (A)
                                                     ------------            --------------        --------------
Net asset value, beginning
  of period                                         $      15.57             $       12.10         $        10.00
Income from investment operations:
     Net investment income                                 (0.06)                    (0.06)                     -
     Net realized and unrealized
       gain (loss) on investments                           0.82                      3.53                   2.11
                                                     ------------            --------------        --------------
          Total from investment operations                  0.76                      3.47                   2.11

Less Distributions:
   Dividend from investment income                             -                         -                      -
   Distribution of net realized gain                           -                         -                  (0.01)

          Total distributions                                  -                         -                  (0.01)
                                                     ------------            --------------        --------------

Net asset value, end of period                       $     16.33             $       15.57        $        12.10
                                                     ============            ==============       ===============

          Total return                                      4.88%                    28.68%                 21.11%
                                                     ============            ==============       ===============

Ratios/Supplemental Data:
   Net assets, end of period                         $14,229,130            $   14,705,830         $   13,741,389
   Expenses to average net assets (B)                      1.25%*                     1.25%                  1.25%*
   Investment income to
     average net assets (C)                                0.61%*                     0.79%                  1.30%*
   Portfolio turnover rate                                19.86%*                    13.73%                 14.30%


  *    Annualized
(A) From the date of commencement of operations (March 14, 1997).
(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.49%, 1.41% and 1.55%, for the periods ended June 30, 1999, December 31, 1998, and December 31, 1997.
(C) Computed giving effect to investment adviser's expense limitation undertaking.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.

                                    DIRECTORS
   James K. Ballinger                                 Harry A. Papp
   Amy S. Clague                                      L. Roy Papp
   Robert L. Mueller                                  Rosellen C. Papp
   Carolyn P. O'Malley                                Bruce C. Williams

                                    OFFICERS
   Chairman - L. Roy Papp                             President - Harry A. Papp

                                 VICE PRESIDENTS
   Victoria S. Cavallero                              Julie A. Hein
   George D. Clark, Jr.                               Robert L. Mueller
   Jeffrey N. Edwards                                 Rosellen C. Papp
   Robert L. Hawley                                   Bruce C. Williams

                          Secretary - Robert L. Mueller
                          Treasurer - Rosellen C. Papp
                       Assistant Treasurer - Julie A. Hein

                               INVESTMENT ADVISER
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                            Founders Bank of Arizona
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                        501 North 44th Street, Suite 300
                             Phoenix, Arizona 85008

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.